Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended		13 Months Ended	29 Months Ended	41 Months Ended	43 Months Ended	57 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended	112 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000229483
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality Value Fund - Institutional Shares
C000229481
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality Value Fund - A Class Shares
Average Annual Return, Percent			0.39%							9.80%				7.72%
C000240108
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality Value Fund - Ultra Shares
C000232438
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality MidCap Fund - Institutional Shares
C000229480
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SMidCap Fund - Institutional Shares
C000229479
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SMidCap Fund - Ultra Shares
C000229476
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SmallCap Fund - Institutional Shares
C000229475
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SmallCap Fund - A Class Shares
Average Annual Return, Percent			(8.47%)							9.17%		4.90%
C000229478
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SmallCap Fund - C Class Shares
Average Annual Return, Percent			(6.24%)							9.25%		4.90%
C000229477
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SmallCap Fund - Ultra Shares
C000229075
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality AllCap Fund - Institutional Shares
C000229074
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality AllCap Fund - Ultra Shares
C000229473
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Income Opportunity Fund - Institutional Shares
C000229474
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Income Opportunity Fund - A Class Shares
Average Annual Return, Percent			3.82%							4.61%				4.14%
C000229472
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Income Opportunity Fund - C Class Shares
Average Annual Return, Percent			5.26%							4.45%		3.57%
C000240107
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Income Opportunity Fund - Ultra Shares
C000229469
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Multi-Asset Income Fund - Institutional Shares
C000229470
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Multi-Asset Income Fund - A Class Shares
Average Annual Return, Percent			4.68%							5.91%				4.08%
C000229466
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Alternative Income Fund - Institutional Shares
C000229467
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Alternative Income Fund - A Class Shares
Average Annual Return, Percent			4.57%							4.35%	4.64%
C000229465
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Alternative Income Fund - Ultra Shares
C000237961
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
C000237964
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Average Annual Return, Percent			15.81%							19.37%				1.44%
C000237963
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Average Annual Return, Percent			18.73%							19.79%				1.23%
C000237962
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
C000237966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Real Estate Income Fund - Institutional Shares
C000237968
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Real Estate Income Fund - A Class Shares
Average Annual Return, Percent			2.69%							6.31%				2.43%
C000237951
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Growth Fund - Institutional Shares
C000237952
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Growth Fund - A Class Shares
Average Annual Return, Percent			1.35%							1.57%				2.40%
C000237949
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Growth Fund - C Class Shares
Average Annual Return, Percent			3.85%							2.15%				2.43%
C000237956
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Plus Fund - Institutional Shares
C000237953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Plus Fund - A Class Shares
Average Annual Return, Percent			(6.02%)							1.39%				2.94%
C000237955
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Plus Fund - F Class Shares
C000248453
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient Enhanced Midstream Income ETF
C000248452
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient Enhanced Energy Income ETF
C000248486
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood LBRTY Global Equity ETF
Without Sales Load [Member] | C000229483
Average Annual Return [Line Items]
Average Annual Return, Percent			3.65%							10.70%				8.30%
Without Sales Load [Member] | C000229481
Average Annual Return [Line Items]
Average Annual Return, Percent			3.47%							10.47%				8.04%
Without Sales Load [Member] | C000240108
Average Annual Return [Line Items]
Average Annual Return, Percent			3.57%			4.64%
Without Sales Load [Member] | C000232438
Average Annual Return [Line Items]
Average Annual Return, Percent			0.71%				4.49%
Without Sales Load [Member] | C000229480
Average Annual Return [Line Items]
Average Annual Return, Percent			0.66%							11.95%				6.01%
Without Sales Load [Member] | C000229479
Average Annual Return [Line Items]
Average Annual Return, Percent			0.86%						10.95%
Without Sales Load [Member] | C000229476
Average Annual Return [Line Items]
Average Annual Return, Percent			(4.49%)							10.20%				5.99%
Without Sales Load [Member] | C000229475
Average Annual Return [Line Items]
Average Annual Return, Percent			(4.66%)							10.07%		5.66%
Without Sales Load [Member] | C000229478
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.34%)							9.25%		4.90%
Without Sales Load [Member] | C000229477
Average Annual Return [Line Items]
Average Annual Return, Percent			(4.43%)							10.34%	12.78%
Without Sales Load [Member] | C000229075
Average Annual Return [Line Items]
Average Annual Return, Percent			8.25%					6.34%
Without Sales Load [Member] | C000229074
Average Annual Return [Line Items]
Average Annual Return, Percent			8.43%					6.39%
Without Sales Load [Member] | C000229473
Average Annual Return [Line Items]
Average Annual Return, Percent			7.16%							5.44%				4.70%
Without Sales Load [Member] | C000229474
Average Annual Return [Line Items]
Average Annual Return, Percent			7.02%							5.24%				4.46%
Without Sales Load [Member] | C000229472
Average Annual Return [Line Items]
Average Annual Return, Percent			6.26%							4.45%		3.57%
Without Sales Load [Member] | C000240107
Average Annual Return [Line Items]
Average Annual Return, Percent			7.29%			6.43%
Without Sales Load [Member] | C000229469
Average Annual Return [Line Items]
Average Annual Return, Percent			8.12%							6.82%				4.63%
Without Sales Load [Member] | C000229470
Average Annual Return [Line Items]
Average Annual Return, Percent			7.89%							6.55%				4.40%
Without Sales Load [Member] | C000229466
Average Annual Return [Line Items]
Average Annual Return, Percent			7.97%							5.14%				3.89%
Without Sales Load [Member] | C000229467
Average Annual Return [Line Items]
Average Annual Return, Percent			7.81%							4.99%	5.26%
Without Sales Load [Member] | C000229465
Average Annual Return [Line Items]
Average Annual Return, Percent			8.13%							5.25%				3.99%
Without Sales Load [Member] | C000237961
Average Annual Return [Line Items]
Average Annual Return, Percent			20.92%							20.99%				2.24%
Without Sales Load [Member] | C000237964
Average Annual Return [Line Items]
Average Annual Return, Percent			20.60%							20.72%				2.01%
Without Sales Load [Member] | C000237963
Average Annual Return [Line Items]
Average Annual Return, Percent			19.73%							19.79%				1.23%
Without Sales Load [Member] | C000237962
Average Annual Return [Line Items]
Average Annual Return, Percent			21.01%							21.08%			9.59%
Without Sales Load [Member] | C000237966
Average Annual Return [Line Items]
Average Annual Return, Percent			6.21%							7.93%				3.41%
Without Sales Load [Member] | C000237968
Average Annual Return [Line Items]
Average Annual Return, Percent			5.86%							7.57%				3.04%
Without Sales Load [Member] | C000237951
Average Annual Return [Line Items]
Average Annual Return, Percent			5.85%							3.13%				3.42%
Without Sales Load [Member] | C000237952
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%							2.78%				3.01%
Without Sales Load [Member] | C000237949
Average Annual Return [Line Items]
Average Annual Return, Percent			4.85%							2.15%				2.43%
Without Sales Load [Member] | C000237956
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.78%)							2.82%				3.77%
Without Sales Load [Member] | C000237953
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.12%)							2.54%				3.52%
Without Sales Load [Member] | C000237955
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.58%)							3.13%				4.09%
Without Sales Load [Member] | C000248453
Average Annual Return [Line Items]
Average Annual Return, Percent			17.43%		14.57%
Without Sales Load [Member] | C000248452
Average Annual Return [Line Items]
Average Annual Return, Percent			(9.09%)	(9.09%)
Without Sales Load [Member] | C000248486
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.89%)
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%							15.12%				11.68%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%							15.12%				11.68%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%			14.60%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%				6.49%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%							15.12%				11.68%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%						12.86%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%							15.12%				11.68%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%							15.12%		13.30%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%							15.12%		13.30%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%							15.12%	17.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%					7.67%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.40%					7.67%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.40%							15.12%				11.68%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.40%							15.12%				11.68%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.40%							15.12%		13.30%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.40%			14.60%
Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return [Line Items]
Average Annual Return, Percent			8.91%							2.55%				3.78%
Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return [Line Items]
Average Annual Return, Percent			8.91%							2.55%				3.78%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent			4.99%							2.68%				1.88%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent			4.99%							2.68%	2.64%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent			4.99%							2.68%				1.88%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%			13.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			8.02%							(0.67%)				1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			8.02%							(0.67%)				1.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%							15.61%				12.32%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.37%		26.34%
S&P Energy Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Average Annual Return, Percent			(11.03%)	(11.03%)
TOBAM LBRTY All World Equity NTR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TOBAM LBRTY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> All World Equity Index
Average Annual Return, Percent	(0.91%)
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			8.55%							13.00%				8.36%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			8.55%							13.00%				8.36%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			8.55%			8.27%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			5.24%				3.84%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			2.10%							13.13%				6.68%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			2.10%						11.67%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			0.87%							9.88%				6.32%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			(0.68%)							11.74%				5.87%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			0.87%							9.88%		6.66%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			(0.68%)							11.74%		6.84%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			0.87%							9.88%		6.66%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			(0.68%)							11.74%		6.84%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			0.87%							9.88%	12.52%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			(0.68%)							11.74%	14.12%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			8.11%					6.20%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			8.11%					6.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.02%							(0.67%)				1.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%							15.61%				12.32%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.76%							5.79%				5.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.02%							(0.67%)				1.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%							15.61%				12.32%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.76%							5.79%				5.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.02%							(0.67%)		0.17%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%							15.61%		13.97%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.76%							5.79%		5.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.02%			3.93%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%			15.46%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.76%			9.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.02%							(0.67%)				1.54%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.40%							15.12%				11.68%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%							15.61%				12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%							15.61%				12.32%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.40%							15.12%				11.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.02%							(0.67%)				1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			8.02%							(0.67%)				1.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			8.02%							(0.67%)	(0.31%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			8.02%							(0.67%)				1.57%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.37%							26.20%				6.97%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			13.50%							26.98%				3.87%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.37%							26.20%				6.97%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			13.50%							26.98%				3.87%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.37%							26.20%				6.97%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			13.50%							26.98%				3.87%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.37%							26.20%			12.91%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			13.50%							26.98%			8.55%
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent			3.87%							2.36%				3.74%
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent			3.87%							2.36%				3.74%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			5.35%							7.69%				3.18%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			5.35%							7.69%				3.18%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			5.35%							7.69%				3.18%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			5.35%							7.69%				3.18%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			5.35%							7.69%				3.18%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			5.35%							7.69%				3.18%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%		8.06%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			12.10%	12.10%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Average Annual Return, Percent	(1.23%)